TRADE RECEIVABLES (Details 3) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected credit loss rate		19.00%	26.00%
Gross carrying amount		¥ 70,905	¥ 68,641
Impairment allowances		¥ 13,625	¥ 17,614
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate		0.00%	6.00%
Gross carrying amount		¥ 18,406	¥ 16,311
Impairment allowances		¥ 5	¥ 955
Not Later Than One Year To Twoyears [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate		9.00%	26.00%
Gross carrying amount		¥ 15,195	¥ 6,865
Impairment allowances		¥ 1,299	¥ 1,759
Not Later Than Two Years To Threeyears [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate		29.00%	13.00%
Gross carrying amount		¥ 6,399	¥ 14,712
Impairment allowances		¥ 1,881	¥ 1,916	[1]
Over Three Years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate		34.00%	48.00%
Gross carrying amount		¥ 30,905	¥ 27,083
Impairment allowances	[2]	10,440	12,984
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount			¥ 3,670

[1]	The impairment allowances included CNY221 as of December 31, 2021, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.
[2]	The impairment allowances included an amount of CNY4,600 and nil as of December 31, 2022 for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.